As filed with the Securities and Exchange Commission on August 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005

Item 1. Report to Stockholders.

High Pointe Select Value Fund
High Pointe Small Cap Equity Fund

ANNUAL REPORT
June 30, 2005

High Pointe Funds
1110 Lake Cook Road, Suite 372
Buffalo Grove, Illinois 60089
Shareholder Services (800) 984-1099

August 22, 2005

Dear Shareholder:

I am pleased to report that both High Pointe Select Value Fund (HPSVX) and High Pointe Small Cap Equity Fund (HPSCX) are off to respectable starts having outperformed their respective benchmarks since inception through the end of the fiscal year ending June 30, 2005, as shown below.

High Pointe Funds
Investment Performance
For Periods Ending June 30, 2005

	2nd Quarter	Year-to-Date	Since Inception Dec. 28, 2004
High Pointe Select
Value Fund (HPSVX)	5.58%	1.59%	2.10%
Russell 1000 Value Index	1.67%	1.76%	1.70%

High Pointe Small Cap
Equity Fund (HPSCX)	4.04%	2.49%	3.00%
Russell 2500 Index	4.52%	1.24%	1.25%

Performance data quoted represents past performance; past performance does not guarantee future results. The principal value and return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment. The Select Value Fund imposes a 1.00% redemption fee on shares held for less than 3 months. The Small Cap Equity Fund imposes a 2.00% redemption fee on shares held for less than 3 months. Performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 800-984-1099.

Capital Markets
U.S. equity markets staged a modest rebound during the second quarter, trimming some of the losses sustained during the first quarter. The S&P 500 was up 1.4% during the second quarter but it remains down 0.8% year-to-date. The markets are concerned about a potential slowdown in corporate profitability, high oil prices, high national and consumer debt, rising short-term interest rates and a potential real estate bubble. On the positive side, long-term interest rates are low, IT-driven productivity is high, global competition is keeping a lid on inflation, and corporations are enjoying historically high levels of profitability.

Energy prices continue to flirt with a price of $60 per barrel, the highest price ever in nominal terms. A basic law of economics is the law of demand and supply. According to this law, the higher the price of a good, the lower will be the quantity demanded by the customers, and the higher will be the quantity supplied by the producers. Recent oil market events seem to flout this basis tenet of economics. Demand has remained strong despite higher prices, and supplies have not increased to the level anticipated.

On the demand side, we are confident that the law of demand will ultimately prevail. In fact, the higher the price of oil goes, the more it will sow the seeds of its own demise by accelerating the inevitable reduction in demand. The more difficult question is on the supply side. There is no more “easy” oil to be found, and the process of finding and processing additional oil has a long gestation period. As a result, in the short run, it is quite possible (note that we are not saying “likely”) that oil prices would rise further. In the long run, however, at least the demand side reaction, and probably also the supply side response, should restore a more normal, cyclical pattern for oil prices, rather than the sustained upward trend we have witnessed over the last two years. We do acknowledge that the new equilibrium price will be higher than in the past.

Consumers and corporations have diverged in their risk taking behavior lately. Corporations have become more risk averse, as reflected in the higher quality of their balance sheets. One could argue that many corporations are not optimizing shareholder value because they are holding too much cash. Consumers, on the other hand, have gone on a borrowing and spending binge. Consumer indebtedness is at its highest level ever, and debt service burden is high despite the fact that interest rates are low. Household debt is equal to 90% of GDP compared to 70% five years ago and 50% twenty years ago. Most of the household debt is in mortgage form, some it derived from purchase of second homes, supposedly for “investment” purposes. Such mortgages now account for 12% of all originations compared to only 2% in 1995.

This “living for today” philosophy worries many observers, including Paul Volcker, the highly regarded ex-chairman of the Federal Reserve Bank. In an op-ed piece in The Washington Post published in April 2005, he wrote: “We are buying a lot of housing at rising prices, but home ownership has become a vehicle for borrowing as much as a source of financial security. As a nation we are consuming and investing about 6 percent more than we are producing. . . I don’t know of any country that has managed to consume and invest 6 percent more than it produces for long. . . So, I think we are skating on thin ice”.

Investment Strategy
High Pointe Select Value Fund
Our Select Value Fund product has outperformed its benchmark slightly since inception. Stock selection has been positive as our holdings in healthcare, drug retail and gaming industries have substantially outperformed the broad market as well as their respective sectors. However, sector selection has been a negative as our underweighting in energy and utilities has detracted from performance.

As our holdings in healthcare and drug retail industries appreciate, we have been selling them and investing them in erstwhile growth stocks in retailing and satellite TV industries. Growth/momentum investors have given up on these stocks and moved on to energy stocks, making them available to us at attractive prices. Retail sector has suffered from concerns such as spending slowdown related to high gas prices but we view the setback as temporary. Satellite TV industry has been impacted negatively by perceptions of higher competition from cable and telephone companies. We like the strong free cash flow generation ability of this business and believe that its cash earnings yield compensates us well for the increased competition risk.

High Pointe Small Cap Equity Fund
Our Small Cap Equity Fund has outperformed its benchmark by 1.75% since inception. The value added is primarily a result of strong stock selection as our holdings in oil drilling, healthcare, gaming and electrical components industries have outperformed the broad markets and their respective sectors. Weak holdings were in the communications equipment industry and auto parts industry.

We took profits in a number of strong performing companies in the consumer discretionary and technology sectors. With the proceeds, we have added positions in railcar manufacturing, biotech, technology and industrial materials sectors.

Organizational Update
High Pointe continues to grow nicely as more clients discover the firm’s unique investment approach. We sincerely appreciate your trust in our firm and look forward to serving you well in the coming years.

On June 12, 2005, Chicago Tribune published an article entitled Hidden Assets: Comparisons of Companies Give Intangibles Their Due. The article mentions High Pointe Capital Management. A copy of the article is available on the High Pointe Capital’s website www.HighPointeCapital.com under the Publications tab.

Thank you for placing your confidence in us.

Sincerely,

Gautam Dhingra, CFA
Portfolio Manager
CEO, High Pointe Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Mutual Fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 companies in the Russell 3000 Index. You cannot invest directly in an index.

High Pointe Funds

Total Return:
Since Inception*
High Pointe Select Value Fund	2.10%
Russell 1000 Value Index	1.70%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-984-1099.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

* Commencement of operations on December 28, 2004.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

High Pointe Funds

Total Return:
Since Inception*
High Pointe Small Cap Equity Fund	3.00%
Russell 2000 Index	(1.64%)
Russell 2500 Index	1.25%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-984-1099.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. You cannot invest directly in an index.

* Commencement of operations on December 28, 2004.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

High Pointe Funds
EXPENSE EXAMPLE - June 30, 2005 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/05 - 6/30/05).

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund per the advisory agreement. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Pointe Funds
EXPENSE EXAMPLE - June 30, 2005 (Unaudited), Continued

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period 1/1/05 - 6/30/05*
Actual
Select Value Fund	$1,000.00	$1,015.90	$5.00
Small Cap Equity Fund	$1,000.00	$1,024.90	$5.77
Hypothetical (5% return
before expenses)
Select Value Fund	$1,000.00	$1,019.84	$5.01
Small Cap Equity Fund	$1,000.00	$1,019.09	$5.76

*
Expenses are equal to an annualized expense ratio of 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

High Pointe Funds
ALLOCATION OF PORTFOLIO ASSETS - June 30, 2005 (Unaudited)

High Pointe Select Value Fund

10.6%
22.2%
16.3%
7.1%
10.0%
33.8%
Consumer Discretionary - 22.2%
Consumer Staples - 7.1%
Financials - 33.8%
Health Care - 10.0%
Industrials - 16.3%
Information Technology - 10.6%

High Pointe Small Cap Equity Fund

2.5%
16.9%
30.4%
21.9%
2.0%
2.7%
14.0%
9.6%
Consumer Discretionary - 30.4%
Health Care - 14.0%
Consumer Staples - 2.0%
Industrials - 21.9%
Energy - 2.7%
Information Technology - 16.9%
Financials - 9.6%
Materials - 2.5%

High Pointe Select Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005

Shares	COMMON STOCKS: 99.2%	Value
	Building Products: 2.9%
6,600	York International Corp.	$250,800
	Capital Markets: 4.4%
13,300	The Bank of New York Co., Inc.	382,774
	Commercial Services & Supplies: 13.3%
17,850	Cendant Corp.	399,304
6,300	H&R Block, Inc.	367,605
13,900	Waste Management, Inc.	393,926
		1,160,835

	Communications Equipment: 2.7%
64,350	3Com Corp. (a)	234,234
	Computers & Peripherals: 4.5%
16,700	Hewlett-Packard Co.	392,617
	Consumer Finance: 4.3%
4,750	Capital One Financial Corp.	380,047
	Diversified Financial Services: 5.2%
9,900	Citigroup, Inc	457,677
	Electronic Equipment & Instruments: 3.3%
12,600	Agilent Technologies, Inc. (a)	290,052
	Food & Staples Retailing: 7.1%
9,300	CVS Corp.	270,351
7,200	Wal-Mart Stores, Inc.	347,040
		617,391

	Health Care Providers & Services: 10.0%
5,100	Cardinal Health, Inc.	293,658
3,200	HCA, Inc.	181,344
9,350	Omnicare, Inc	396,720
		871,722

	Hotels, Restaurants & Leisure: 3.5%
10,650	GTECH Holdings Corp.	311,406
	Insurance: 7.7%
4,750	The Chubb Corp.	406,648
3,550	XL Capital Ltd., Class A (b)	264,191
		670,839

	Internet & Catalog Retail: 3.8%
13,900	IAC/InterActiveCorp (a)	334,295

See Accompanying Notes to Financial Statements.

High Pointe Select Value Fund
SCHEDULE OF INVESTMENTS at June 30, 2005, Continued

Shares		Value
	Media: 11.6%
10,650	Comcast Corp., Class A (a)	$326,955
38,950	Liberty Media Corp., Class A (a)	396,901
18,800	The DIRECTV Group, Inc. (a)	291,400
		1,015,256

	Specialty Retail: 3.0%
11,350	Rent-A-Center, Inc. (a)	264,342
	Thrifts & Mortgage Finance: 11.9%
8,850	Countrywide Financial Corp.	341,698
7,650	Fannie Mae	446,760
3,850	Freddie Mac	251,136
		1,039,594

	TOTAL COMMON STOCKS
	(Cost $8,355,863)	8,673,881
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $8,355,863): 99.2%	8,673,881
	Other Assets in Excess of Liabilities: 0.8%	74,079
	NET ASSETS: 100.0%	$8,747,960

(a)	Non-income producing security. (b) U.S. traded security of a foreign issuer.
(b)	U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

High Pointe Small Cap Equity Fund
SCHEDULE OF INVESTMENTS at June 30, 2005

Shares	COMMON STOCKS: 99.5%	Value
	Auto Components: 3.5%
2,650	Lear Corp	$96,407
	Building Products: 4.0%
2,900	York International Corp.	110,200
	Chemicals: 2.5%
1,750	Cytec Industries, Inc.	69,650
	Commercial Services & Supplies: 8.0%
5,400	Corinthian Colleges, Inc. (a)	68,958
3,000	Imagistics International, Inc. (a)	84,000
1,400	United Stationers, Inc. (a)	68,740
		221,698

	Communications Equipment: 6.9%
28,850	3Com Corp. (a)	105,014
2,350	Plantronics, Inc.	85,446
		190,460

	Consumer Finance: 2.9%
4,000	Cash America International, Inc.	80,480
	Electrical Equipment: 3.0%
3,500	American Power Conversion Corp.	82,565
	Electronic Equipment & Instruments: 3.9%
4,800	Avnet, Inc. (a)	108,144
	Energy Equipment & Services: 2.7%
2,700	Patterson-UTI Energy, Inc.	75,141
	Food Products: 2.0%
5,100	Del Monte Foods Co. (a)	54,927
	Health Care Equipment & Supplies: 7.5%
1,100	IDEXX Laboratories, Inc. (a)	68,563
3,150	Thermo Electron Corp. (a)	84,641
2,350	Wilson Greatbatch Technologies, Inc. (a)	56,165
		209,369

	Health Care Providers & Services: 4.3%
2,800	Omnicare, Inc.	118,804
	Hotels, Restaurants & Leisure: 4.1%
3,850	GTECH Holdings Corp.	112,574
	Household Durables: 2.2%
4,150	La-Z-Boy Incorporated	60,466

See Accompanying Notes to Financial Statements.

High Pointe Small Cap Equity Fund
SCHEDULE OF INVESTMENTS at June 30, 2005, Continued

	Insurance: 3.5%
2,000	RenaissanceRe Holdings Ltd. (b)	$98,480
	IT Services: 3.6%
13,450	BearingPoint, Inc. (a)	98,588
	Machinery: 6.8%
3,000	Briggs & Stratton Corp.	103,860
2,650	Trinity Industries, Inc.	84,879
		188,739

	Media: 2.8%
6,550	Cumulus Media, Inc., Class A (a)	77,159
	Multiline Retail: 3.8%
7,900	Big Lots, Inc. (a)	104,596
	Pharmaceuticals: 2.0%
2,600	MGI Pharma, Inc. (a)	56,966
	Savings Institutions, Federally
	Chartered: 3.1%
1,650	Westcorp	86,493
	Semiconductor & Semiconductor
	Equipment: 2.5%
9,350	Integrated Silicon Solution, Inc. (a)	69,284
	Specialty Retail: 7.2%
3,550	Foot Locker, Inc.	96,631
4,450	Rent-A-Center, Inc. (a)	103,640
		200,271

	Textiles, Apparel & Luxury Goods: 6.7%
2,450	Reebok International Ltd.	102,484
6,150	Tommy Hilfiger Corp. (a) (b)	84,624
		187,108

	TOTAL COMMON STOCKS
	(Cost $2,618,901)	2,758,569
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,618,901): 99.5%	2,758,569
	Other Assets in Excess of Liabilities: 0.5%	14,485
	NET ASSETS: 100.0%	$2,773,054

(a)	Non-income producing security. (b) U.S. traded security of a foreign issuer.
(b)	U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

High Pointe Funds
STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2005

	High Pointe Select Value Fund	High Pointe Small Cap Equity Fund
ASSETS
Investments in securities, at value (identified
cost $8,355,863 and $2,618,901, respectively)	$8,673,881	$2,758,569
Cash	84,573	71,479
Receivables for:
Due from Advisor	5,164	9,671
Dividends and interest	4,920	—
Securities sold	—	411,355
Prepaid expenses	11,809	3,208
Total assets	8,780,347	3,254,282

LIABILITIES
Payables for:
Securities purchased	—	445,346
Audit fees	15,833	15,833
Fund accounting fees	5,661	5,519
Transfer agent fees	2,956	5,469
Administration fees	2,466	2,466
Shareholder reporting	2,256	2,256
Legal fees	1,669	1,261
Chief Compliance Officer fee	948	302
Accrued other expenses	598	2,776
Total liabilities	32,387	481,228
NET ASSETS	$8,747,960	$2,773,054

CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$8,747,960	$2,773,054
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	856,474	269,311
Net asset value, offering and
redemption price per share	$10.21	$10.30

COMPONENTS OF NET ASSETS
Paid-in capital	$8,327,575	$2,598,069
Undistributed net investment income	14,201	—
Accumulated net realized gain on investments	88,166	35,317
Net unrealized appreciation on investments	318,018	139,668
Net assets	$8,747,960	$2,773,054

See Accompanying Notes to Financial Statements.

High Pointe Funds
STATEMENTS OF OPERATIONS For the Period December 28, 2004* through June 30, 2005

	High Pointe Select Value Fund	High Pointe Small Cap Equity Fund

INVESTMENT INCOME
Income
Dividends	$41,617	$5,781
Interest	2,044	711
Total income	43,661	6,492
Expenses
Advisory fees (Note 3)	29,460	8,409
Audit fees	15,833	15,833
Administration fees (Note 3)	15,123	15,123
Fund accounting fees	12,290	12,290
Transfer agent fees	11,585	11,585
Registration fees.	5,042	5,042
Trustee fees	3,183	3,283
Custody fees	2,864	2,764
Chief Compliance Officer fee	2,835	915
Legal fees	2,525	2,525
Reports to shareholders	2,256	2,256
Miscellaneous	1,207	3,127
Insurance expense	504	504
Total expenses	104,707	83,656
Less: advisory fee waiver (Note 3)	(75,247)	(73,985)
Net expenses	29,460	9,671
Net investment income (loss)	14,201	(3,179)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	88,166	38,496
Net change in unrealized appreciation on investments	318,018	139,668
Net realized and unrealized gain on investments	406,184	178,164

Net Increase in Net Assets
Resulting from Operations	$420,385	$174,985

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

High Pointe Funds
STATEMENTS OF CHANGES IN NET ASSETS

	High Pointe Select Value Fund	High Pointe Small Cap Equity Fund
	December 28, 2004* through June 30, 2005	December 28, 2004* through June 30, 2005
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$14,201	$(3,179)
Net realized gain from security transactions	88,166	38,496
Net change in unrealized
appreciation on investments	318,018	139,668
Net increase in net assets
resulting from operations	420,385	174,985

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
Net Increase in net assets derived from
net change in outstanding shares (a)	8,327,575	2,598,069
Total increase in net assets	8,747,960	2,773,054

NET ASSETS
Beginning of period	—	—
End of period	$8,747,960	$2,773,054

Accumulated net investment income	$14,201	$—

(a) A summary of share transactions is as follows:

	December 28, 2004* through June 30, 2005		December 28, 2004* through June 30, 2005

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	909,722	$8,843,892	299,354	$2,888,957
Shares redeemed**	(53,248)	(516,317)	(30,043)	(290,888)
Net increase	856,474	$8,327,575	269,311	$2,598,069

** Net of redemption fees of		$ 1,034		$5,936

* Commencement of operations.

See Accompanying Notes to Financial Statements.

High Pointe Funds
FINANCIAL HIGHLIGHTS - For a share outstanding throughout each period

	High Pointe Select Value Fund		High Pointe Small Cap Equity Fund
	December 28, 2004* through June 30, 2005		December 28, 2004* through June 30, 2005

Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income (loss)	0.02	^	(0.02	)^
Net realized and unrealized
gain on investments	0.19		0.29
Total from investment operations	0.21		0.27
Redemption fees retained	0.00	#^	0.03	^

Net asset value, end of period	$10.21		$10.30

Total return	2.10	%‡	3.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,748		$2,773
Ratio of expenses to average net assets:
Before expense reimbursement	3.51	%†	9.85	%†
After expense reimbursement	1.00	%†	1.15	%†
Ratio of net investment income (loss)
to average net assets:
After expense reimbursement	0.48	%†	(0.37	)%†
Portfolio turnover rate	28.19	%‡	65.41	%‡

* Commencement of operations.
† Annualized.
‡ Not annualized.
# Amount is less than $0.01.
^ Based on average shares outstanding.

See Accompanying Notes to Financial Statements.

High Pointe Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005

NOTE 1 - ORGANIZATION

High Pointe Funds are a series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The accompanying financial statements include the High Pointe Select Value Fund and the High Pointe Small Cap Equity Fund (each a “Fund” and collectively the “Funds”).

The investment objective of the High Pointe Select Value Fund is to seek long-term capital appreciation by investing mainly in medium and large-capitalization companies whose stocks are considered by High Pointe Capital Management, LLC (the “Advisor”) to be undervalued.

The investment objective of the High Pointe Small Cap Equity Fund is to seek long-term capital appreciation by normally investing in 30 - 50 small cap equity securities diversified across a minimum of 10 industries.

Both Funds began operations on December 28, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

High Pointe Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005, Continued

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net assets value per share. For the period ended June, 30 2005 the High Pointe Small Cap Equity Fund decreased accumulated net investment loss by $3,179 and decreased accumulated net realized gain on investments by $3,179 due to certain permanent book and tax differences.

F.
Redemption Fees: The High Pointe Select Value Fund charges a 1% redemption fee to shareholders who redeem shares held for less than three months, while the High Pointe Small Cap Equity Fund charges a 2% redemption fee to shareholders who redeem shares held for less than three months. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

High Pointe Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005, Continued

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
                 TRANSACTIONS WITH AFFILIATES

For the period ended June 30, 2005, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1% based upon the average daily net assets of each Fund. For the period ended June 30, 2005, the High Pointe Select Value Fund and the High Pointe Small Cap Equity Fund incurred $29,460 and $8,409, respectively in advisory fees.

The Funds are responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average net assets of the High Pointe Select Value Fund and 1.15% of average net assets of the High Pointe Small Cap Equity Fund. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended June 30, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $75,247 for the High Pointe Select Value Fund and $73,985 for the High Pointe Small Cap Equity Fund. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	Year	Amount
High Pointe Select Value Fund	2008	$75,247
High Pointe Small Cap Fund	2008	$73,985

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

High Pointe Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005, Continued

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the period ended June 30, 2005, each Fund incurred $15,123 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also officers of the Administrator and the Distributor.

For the period ended June 30, 2005 the Select Value Fund and the Small Cap Equity Fund were allocated $2,835 and $915, respectively, of the Chief Compliance Officer Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2005, the cost of purchases, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $9,882,930 and $3,668,632, respectively. The proceeds from sales of securities, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $1,615,233 and $1,088,227, respectively.

NOTE 5 - INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

There were no distributions paid during the period ended June 30, 2005.

High Pointe Funds
NOTES TO FINANCIAL STATEMENTS at June 30, 2005, Continued

As of June 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Select Value Fund	Small Cap Equity Fund
Cost of investments	$8,357,544	$2,638,060
Gross tax unrealized appreciation	506,364	262,266
Gross tax unrealized depreciation	(190,027)	(141,757)
Net tax unrealized appreciation	$316,337	$120,509

Undistributed ordinary income	$104,048	$54,476
Total distributable earnings	$104,048	$54,476

Total accumulated earnings	$420,385	$174,985

High Pointe Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statements of assets and liabilities of High Pointe Select Value Fund and High Pointe Small Cap Equity Fund, each a series of Advisors Series Trust, including the schedules of investments, as of June 30, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 28, 2004 to June 30, 2005. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Pointe Select Value Fund and High Pointe Small Cap Equity Fund as of June 30, 2005, the results of their operations, the changes in their net assets and their financial highlights for the period December 28, 2004 to June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 22, 2005

High Pointe Funds
NOTICE TO SHAREHOLDERS at June 30, 2005 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 984-1099 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2005

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2005 is available without charge, upon request, by calling (800) 984-1099. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The High Pointe Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Funds’ Form N-Q is also available by calling (800) 984-1099.

High Pointe Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age Address Position held with Funds Principal Occupation(s) and other Directorships during past five years	Trustee of Funds Since	Number of Portfolios Overseen in Fund Complex*

Walter E. Auch, Born 1921	1997	2
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber
Other Directorships: Nicholas-Applegate Funds, Citigroup, Pimco
Advisors LLP, Senele Group and UBS Capital Management

James Clayburn LaForce, Born 1928	2002	2
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, BlackRock Funds,
Arena Pharmaceuticals, and Cancervax

Donald E. O’Connor, Born 1936	1997	2
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and
Chief Operating Officer of ICI Mutual Insurance Company
(until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	2
2020 E. Financial Way Glendora, CA 91741 Trustee Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993. Trustee: E*Trade Funds

High Pointe Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Name, Age Address Position held with Funds Principal Occupation(s) and other Directorships during past five years	Trustee of Funds Since	Number of Portfolios Overseen in Fund Complex*

George T. Wofford III, Born 1939	1997	2
2020 E. Financial Way Glendora, CA 91741 Trustee Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco. Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957	1997	2
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Funds’
administrator (since July 2001); Treasurer, Investec Funds; formerly,
Executive Vice President, Investment Company Administration, LLC
(“ICA”) (The Funds’ former administrator).

Robert M. Slotky, Born 1947	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Funds’
administrator (since July 2001); formerly Senior Vice President,
ICA (The Funds’ former administrator).

Rodney A. DeWalt, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967	N/A	N/A
615 E. Michigan Street Milwaukee, WI 53202 Treasurer Vice President Compliance and Administration, U.S. Bancorp Fund Services, LLC (since March 1997).

* The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds. The Funds do not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(This Page Intentionally Left Blank.)

Advisor
High Pointe Capital Management, LLC
1110 Lake Cook Road, Suite 372
Buffalo Grove, Illinois 60089

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 984-1099

Custodian
U.S. Bank, N.A.
425 Walnut Stree
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (800) 984-1099. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2005
Audit Fees	$27,600
Audit-Related Fees	N/A
Tax Fees	$4,400
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2005
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   9/02/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   9/02/2005

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   9/02/2005

* Print the name and title of each signing officer under his or her signature.